Cover	Feb. 08, 2024
Cover [Abstract]
Entity Registrant Name	Merion, Inc.
Entity Central Index Key	0001517498
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 08, 2024
Entity File Number	333-173681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-2898504
Entity Address Address Line 1	100 N. Barranca St
Entity Address Address Line 2	#1000
Entity Address City Or Town	West Covina
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91791
City Area Code	626
Local Phone Number	331-7570
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false